Schedule of Investments

March 31, 2021
(unaudited)
	Shares	Value (a)
Common Stocks — 99.5%
Energy — 73.0%
Equipment & Services — 6.3%
Baker Hughes Company	180,600	$3,902,766
Halliburton Company	272,970	5,857,936
National Oilwell Varco, Inc. (b)	69,900	959,028
Schlumberger N.V.	546,500	14,859,335
		25,579,065
Exploration & Production — 20.2%
Apache Corporation	194,500	3,481,550
Cabot Oil & Gas Corporation	112,500	2,112,750
ConocoPhillips	496,526	26,300,982
Devon Energy Corporation	245,900	5,372,915
Diamondback Energy, Inc.	40,500	2,976,345
EOG Resources, Inc.	185,200	13,432,556
Hess Corporation	127,400	9,014,824
Marathon Oil Corporation	212,600	2,270,568
Occidental Petroleum Corporation	254,851	6,784,134
Occidental Petroleum Corporation warrants, strike price $22.00, expires 8/3/27 (b)	43,381	516,668
Pioneer Natural Resources Company	64,400	10,228,008
Whiting Petroleum Corporation (b)	476	16,874
Whiting Petroleum Corporation warrants, strike price $83.45, expires 9/1/25 (b)	1,327	4,021
Whiting Petroleum Corporation warrants, strike price $73.44, expires 9/1/24 (b)	2,654	8,572
		82,520,767
Integrated Oil & Gas — 31.9%
Chevron Corporation	539,891	56,575,178
Exxon Mobil Corporation	1,316,930	73,524,202
		130,099,380
Refining & Marketing — 8.7%
HollyFrontier Corporation	47,900	1,713,862
Marathon Petroleum Corporation	261,385	13,981,484
Phillips 66	120,075	9,790,915
Valero Energy Corporation	139,600	9,995,360
		35,481,621
Storage & Transportation — 5.9%
Kinder Morgan, Inc.	535,500	8,916,075
ONEOK, Inc.	146,900	7,441,954
Williams Companies, Inc.	331,300	7,848,497
		24,206,526

Schedule of Investments (continued)

March 31, 2021
(unaudited)
	Shares	Value (a)
Materials — 26.5%
Chemicals — 16.4%
Air Products and Chemicals, Inc.	29,400	$8,271,396
Albemarle Corporation	9,000	1,314,990
Celanese Corporation	30,000	4,494,300
CF Industries Holdings, Inc.	12,700	576,326
Corteva Inc.	66,245	3,088,342
Dow, Inc.	65,745	4,203,735
DuPont de Nemours, Inc.	90,087	6,961,923
Eastman Chemical Company	8,900	980,068
Ecolab Inc.	26,300	5,630,041
FMC Corporation	10,500	1,161,405
International Flavors & Fragrances Inc.	21,006	2,932,648
Linde plc	55,800	15,631,812
LyondellBasell Industries N.V.	54,400	5,660,320
Mosaic Company	94,601	2,990,338
PPG Industries, Inc.	19,700	2,960,122
		66,857,766
Construction Materials — 3.8%
Martin Marietta Materials, Inc.	4,500	1,511,190
Sherwin-Williams Company	12,100	8,929,921
Vulcan Materials Company	28,800	4,860,000
		15,301,111
Containers & Packaging — 2.2%
Amcor plc	125,100	1,461,168
Avery Dennison Corporation	5,500	1,010,075
Ball Corporation	29,100	2,465,934
International Paper Company	28,200	1,524,774
Packaging Corporation of America	7,600	1,022,048
Sealed Air Corporation	9,400	430,708
WestRock Company	22,200	1,155,510
		9,070,217
Metals & Mining — 4.1%
Freeport-McMoRan, Inc. (b)	222,600	7,330,218
Newmont Corporation	88,900	5,358,003
Nucor Corporation	23,400	1,878,318
Steel Dynamics, Inc.	45,000	2,284,200
		16,850,739

Schedule of Investments (continued)

March 31, 2021
(unaudited)
	Shares	Value (a)
Total Common Stocks
(Cost $435,649,259)		$405,967,192
Short-Term Investments — 0.6%
Money Market Funds — 0.6%
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, 0.06% (c)	599,790	599,910
Northern Institutional Treasury Portfolio, 0.01% (c)	1,705,255	1,705,255
Total Short-Term Investments
(Cost $2,305,225)		2,305,165
Total — 100.1%
(Cost $437,954,484)		408,272,357
Other Assets Less Liabilities — (0.1)%		(229,219)
Net Assets — 100.0%		$408,043,138

(a)
Common stocks and warrants are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.